Revenue - Summary of Movement in Contract Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of contract liabilities [line items]
Contract liabilities	$ 29,330	$ 30,354
Payments in advance of services [member]
Disclosure of contract liabilities [line items]
Contract liabilities	24,874	26,150
Advance billings [member]
Disclosure of contract liabilities [line items]
Contract liabilities	4,241	3,687
Others [member]
Disclosure of contract liabilities [line items]
Contract liabilities	$ 215	$ 517